Unearned Revenue/ Accrued Revenue	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
General And Administrative Expenses

19. Unearned Revenue /Accrued Revenue

Unearned Revenue represents cash received in advance of it being earned, whereas Accrued Revenue represents revenue earned prior to cash being received. Revenue is recognized as earned on a straight-line basis at their average rates when charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue /Accrued Revenue during the periods presented is as follows:

	December 31,
	2012	2013
Unearned Revenue
Cash received in advance of service provided – Current liability	$3,935	$2,966
Deferred revenue resulting from varying charter rates
Current liability	14,270	10,140
Non-current liability	3,419	196
Total Unearned Revenue	$21,624	$13,302

Accrued Revenue
Resulting from varying charter rates – Current asset	$554	$-
Resulting from varying charter rates –Non Current asset	92	-
Total Accrued Revenue	$646	$-